Significant related party transactions (Parenthetical) (Detail)	1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended
	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. USD ($)	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. USD ($)		Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY		Aug. 31, 2011 Union Sky Holding Group Limited USD ($)	Aug. 31, 2011 Union Sky Holding Group Limited CNY	Dec. 31, 2011 Union Sky Holding Group Limited USD ($)		Dec. 31, 2011 Union Sky Holding Group Limited CNY
Prepayment to related parties	$ (152,337,978)	(958,800,000)	$ (152,337,978)	[1]	(958,800,000)	[1]
Interest income from related parties							$ 3,411,536	21,471,866	$ 3,411,536	[1]	21,471,866	[1]

[1]	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 (US$152,337,978) in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866 (US$3,411,536), which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.